EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Equity Tables
Schedule of Share Capital
	Year ended December 31,
	2016	2017

Authorized number of shares	32,244,508	32,244,508

Issued and outstanding number of shares	21,930,449	27,047,737